Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Spindle motor factories Year	Mar. 31, 2011 Other products factories Year	Mar. 31, 2011 Head office and sales offices Year	Mar. 31, 2011 Leasehold Improvements Year	Mar. 31, 2011 Machinery and Equipment Year	Mar. 31, 2011 Patent rights Year	Mar. 31, 2011 Proprietary technology Year	Mar. 31, 2011 Customer relationships Year	Mar. 31, 2011 Software Year
Significant Accounting Policies [Line Items]
Cash and cash equivalents, maximum original maturities of highly liquid investments	three months or less	three months or less
Minimum percentage of likelihood of tax benefits being realized upon settlement in measurement of benefits from tax positions that meet the more-likely-than-not recognition threshold	50.00%	50.00%
Property, plant and equipment, minimum estimated useful life (in years)					10	7		2	2
Property, plant and equipment, maximum estimated useful life (in years)					20	47		22	15
Property, plant and equipment, estimated useful life (in years)							50
Depreciation	$ 396,645	¥ 32,981,000	¥ 29,185,000	¥ 32,147,000
Advertising costs	$ 2,959	¥ 246,000	¥ 156,000	¥ 300,000
Weighted average amortization period (in years)										7	10	18	5